Condensed Financial Information of Global-Tech (Tables)	12 Months Ended
Mar. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheets

The following is the condensed financial information of Global-Tech on a stand-alone basis:

Balance sheets

	March 31, 2015	March 31, 2014
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	3,643,139	6,719,079
Time deposits	7,008,639	11,339,515
Restricted cash	5,000,000	—
Available-for-sale investments	—	1,050,500
Prepaid expenses	15,142	17,803
Deposits and other assets	47,388	302,107

Total current assets	15,714,308	19,429,004
Interests in subsidiaries	43,727,227	46,474,157

Total assets	59,441,535	65,903,161

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other accrued liabilities	129,164	113,158

Total liabilities	129,164	113,158

Shareholders’ equity:
Common stock, par value US$0.04 per share; 12,500,000 shares authorized; 3,233,814 shares issued as of March 31, 2015 and 2014	129,353	129,353
Preferred stock, par value US$0.04 per share; 250,000 shares authorized; no shares issued	—	—
Additional paid-in capital	85,108,427	85,103,910
Statutory reserves	1,328,283	1,340,229
Accumulated deficit	(32,999,298)	(26,590,366)
Accumulated other comprehensive income	10,848,613	10,854,689
Less: Treasury stock, at cost, 189,587 shares as of March 31, 2015 and 2014	(4,663,321)	(4,663,321)

Total Global-Tech Advanced Innovations Inc. shareholders’ equity	59,752,057	66,174,494
Non-controlling interests	(439,686)	(384,491)

Total equity	59,312,371	65,790,003

Total liabilities and shareholders’ equity	59,441,535	65,903,161

Condensed Statements of Operations and Comprehensive Income

Statements of operations and comprehensive income

	Fiscal years ended March 31,
	2015	2014	2013
	US$	US$	US$
Net sales	—	—	—
Cost of goods sold	—	—	—

Gross profit	—	—	—
Selling, general and administrative expenses	(758,350)	(887,346)	(1,071,502)

Operating loss	(758,350)	(887,346)	(1,071,502)
Interest income, net	401,895	359,062	344,582
Equity in losses of subsidiaries	(6,149,258)	(7,308,381)	(484,185)
Other income (expense), net	84,835	(2,718,892)	(752,196)

Net loss attributable to shareholders of Global-Tech Advanced Innovations Inc.	(6,420,878)	(10,555,557)	(1,963,301)
Other comprehensive income
Foreign currency translation adjustments	44,424	153,629	989,800
Release of unrealized loss on available-for-sale investments, net of income tax of nil, upon disposal	(50,500)	(13,980)	—
Unrealized gain on available-for-sale investments, net of income tax of nil	—	5,300	22,495

Total comprehensive loss attributable to shareholders of Global-Tech Advanced Innovations Inc.	(6,426,954)	(10,410,608)	(951,006)

Condensed Statements of Cash Flows

Statements of cash flows

	Fiscal years ended March 31,
	2015	2014	2013
	US$	US$	US$
Cash flows from operating activities:
Net loss attributable to shareholders of Global-Tech Advanced Innovations Inc.	(6,420,878)	(10,555,557)	(1,963,301)
Adjustments to reconcile net loss attributable to shareholders of Global-Tech Advanced Innovations Inc. to net cash provided by operating activities:
Stock compensation expense	4,517	36,378	258,128
Shares issued to an employee	—	—	9,108
Equity in losses of subsidiaries	6,149,258	7,308,381	484,185
Changes in operating assets and liabilities:
Prepaid expenses	2,661	29,100	(3,693)
Deposits and other assets	254,719	(262,020)	(15,364)
Other accrued liabilities	16,006	21,044	(109,369)

Net cash provided by (used in) operating activities	6,283	(3,422,674)	(1,340,306)

Cash flows from investing activities:
Proceeds from disposal of available-for-sale investments	1,000,000	—	2,000,000
Repayment of amounts due from (advances to) subsidiaries, net	(3,413,099)	2,061,153	910,372
Increase in time deposits	4,330,876	(11,339,515)	—
Capital injection into subsidiaries	—	—	(1,107,753)

Net cash provided by (used in) investing activities	1,917,777	(9,278,362)	1,802,619

Cash flows from financing activities:
Proceeds from stock options exercised	—	14,250	—
Cash dividend paid	—	—	(3,040,753)
Deposits of restricted cash	(5,000,000)	—	—

Net cash provided by (used in) financing activities	(5,000,000)	14,250	(3,040,753)

Net decrease in cash and cash equivalents	(3,075,940)	(12,686,786)	(2,578,440)
Cash and cash equivalents at beginning of fiscal year	6,719,079	19,405,865	21,984,305

Cash and cash equivalents at end of fiscal year	3,643,139	6,719,079	19,405,865